Capital Requirements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
First Guaranty Bancshares, Inc. [Member]
Capital Requirement [Line Items]
Actual Amount	$ 138,958	$ 134,229
Actual Amount	128,603	123,877
Actual Amount	128,603	123,877
Actual Ratio (in hundredths)	14.71%	15.31%
Actual Ratio (in hundredths)	13.61%	14.13%
Actual Ratio (in hundredths)	9.14%	9.24%
Minimum Capital Requirement	75,594	70,133
Minimum Capital Requirement	37,797	35,066
Minimum Capital Requirement	56,307	53,649
Minimum Capital Requirement (in hundredths)	8.00%	8.00%
Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Minimum Capital Requirement (in hundredths)	4.00%	4.00%
First Guaranty Bank [Member]
Capital Requirement [Line Items]
Actual Amount	139,234	135,590
Actual Amount	128,879	125,238
Actual Amount	128,879	125,238
Actual Ratio (in hundredths)	14.76%	15.47%
Actual Ratio (in hundredths)	13.66%	14.29%
Actual Ratio (in hundredths)	9.17%	9.34%
Minimum Capital Requirement	75,462	70,095
Minimum Capital Requirement	37,731	35,048
Minimum Capital Requirement	56,236	53,644
Minimum Capital Requirement (in hundredths)	8.00%	8.00%
Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Minimum to be Well Capitalized Under Action Provisions	94,328	87,619
Minimum to be Well Capitalized Under Action Provisions	56,597	52,571
Minimum to be Well Capitalized Under Action Provisions	$ 70,295	$ 67,055
Minimum to be Well Capitalized Under Action Provisions (in hundredths)	10.00%	10.00%
Minimum to be Well Capitalized Under Action Provisions (in hundredths)	6.00%	6.00%
Minimum to be Well Capitalized Under Action Provisions (in hundredths)	5.00%	5.00%